Fair Value of Financial Instruments (excluding PSSVSA) - Changes in Level 3 Fair Value Measurements (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value of Financial Instruments (excluding PSSVSA)
Beginning Asset Balance	$ 4,386,403,203
Ending Asset Balance	4,842,037,764	$ 4,386,403,203
Level 3
Fair Value of Financial Instruments (excluding PSSVSA)
Beginning Asset Balance	67,020,029	56,683,500
Interest	3,001,558	2,997,783
Purchases	13,453,979	27,519,439
Sales	(16,826,129)	(20,180,693)
Ending Asset Balance	66,649,437	67,020,029
Changes in Unrealized Gains Included in Changes in Net Assets Available for Benefits Relating Positions Still Held	169,149	296,880
Deferred income annuity
Fair Value of Financial Instruments (excluding PSSVSA)
Beginning Asset Balance	2,800,424
Ending Asset Balance	3,830,269	2,800,424
Deferred income annuity | Level 3
Fair Value of Financial Instruments (excluding PSSVSA)
Beginning Asset Balance	2,800,424	2,721,643
Interest	(143,216)	6,093
Purchases	1,212,855	769,569
Sales	(39,794)	(696,881)
Ending Asset Balance	3,830,269	2,800,424
Changes in Unrealized Gains Included in Changes in Net Assets Available for Benefits Relating Positions Still Held	(143,216)	6,093
Guaranteed interest accounts
Fair Value of Financial Instruments (excluding PSSVSA)
Beginning Asset Balance	64,219,605
Ending Asset Balance	62,819,168	64,219,605
Guaranteed interest accounts | Level 3
Fair Value of Financial Instruments (excluding PSSVSA)
Beginning Asset Balance	64,219,605	53,961,857
Interest	3,144,774	2,991,690
Purchases	12,241,124	26,749,870
Sales	(16,786,335)	(19,483,812)
Ending Asset Balance	62,819,168	64,219,605
Changes in Unrealized Gains Included in Changes in Net Assets Available for Benefits Relating Positions Still Held	$ 312,365	$ 290,787